MORGAN STANLEY MARKET LEADER TRUST
LETTER TO THE SHAREHOLDERS o AUGUST 31, 2002

DEAR SHAREHOLDER:

The 12-month period ended August 31, 2002, was a difficult one for the equity markets. They suffered through a period of severe weakness that was exacerbated by the terrorist attacks of September 11, 2001, slower-than-forecasted growth in the economy and corporate earnings, and a period of questionable corporate governance. The Federal Reserve lowered rates in each of the last four months of 2001 in an attempt to stimulate the U.S. economy after two consecutive quarters of negative GDP growth. Although the Fed's accommodative stance did help the U.S. economy begin to stage a recovery, we have yet to see the rebound in corporate profits that many were predicting for 2002.

PERFORMANCE AND PORTFOLIO STRATEGY

For the 12 months ended August 31, 2002, Morgan Stanley Market Leader Trust's Class A, B, C and D shares returned -23.45 percent, -24.08 percent, -24.10 percent and -23.33 percent, respectively. For the same period, the Standard & Poor's 500 Index (S&P 500) returned -17.98 percent. The accompanying chart compares the performance of the Fund to that of the S&P 500. The performance of the Fund's four share classes varies because each has different expenses. These total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower.

The Fund's underperformance relative to the S&P 500 can be primarily attributed to five stocks that were disappointing performers: AOL Time Warner, Providian, Comcast, Tyco and Sprint PCS. The Fund maintained overweighted positions in the energy sector because of the low valuations of many of these companies and in technology because of that sector's growth prospects. The Fund underweighted consumer staples during the period, as we believed those valuations were too high and growth prospects too low to warrant the sector's price levels.

The Fund continues to invest in companies that we believe to be market leaders in their respective industries. We focus on firms, both domestically and internationally, that in our view represent value or have above-market-average growth prospects.

LOOKING AHEAD

Having just passed the 20th anniversary of the beginning of the bull market that began in August 1982, some reflection on the past may prove useful to a look ahead. During this period, the most significant changes affecting the stock market were in leadership, increased liquidity resulting from changes in the capital markets, structural changes in the economy and demographic shifts.

In August 1982, AT&T was the largest company in the S&P 500, representing approximately 7 percent of its value. Furthermore, of the 20 largest companies in the S&P 500 then, only eight remain ranked in that group today (six from the original list and two of the Baby Bells spun off from AT&T). As the U.S.

MORGAN STANLEY MARKET LEADER TRUST
LETTER TO THE SHAREHOLDERS o AUGUST 31, 2002 continued


economy has evolved from a manufacturing-based economy to a service-based one, we have seen significant growth in the index weightings for the financial and health-care sectors, while energy and materials have been significantly reduced. Financials and health care combined accounted for only one of the S&P 500's top 20 in 1982, compared to eight today.

In the last 20 years, the market's liquidity has increased dramatically. In 1982 there was major concern about its ability to handle a 20-million-share day. In contrast, today any day with a volume below 1.5 billion shares is considered slow. A major reason for this increase is the growth in mutual fund assets. Adding to the liquidity in the market is record low interest rates. We have seen short-term interest rates drop from 13 percent to 2 percent as inflation has remained in check.

Technological innovations over the past 20 years have greatly increased productivity. This, combined with the globalization of the U.S. economy, has created excess capacity, resulting in an economy with extremely low inflation and unemployment. In addition, the advancement in technology has paved the way for scientific breakthroughs relating to the human genome that will be the foundation for the next generation of drugs and medical care.

The Fund's portfolio of industry-leading companies is, in our opinion, positioned to perform well, given the structural and demographic changes that have occurred. Should a market recovery begin to take hold, we believe that the leadership should rotate from energy and technology (the leaders in the 1980s and 1990s, respectively) to financials and health care. In our view, the health-care sector should continue to grow as the U.S. population ages and new drug discoveries are introduced. As a result, we see this as one of the sectors with both the best growth and value opportunities. Although the Fund's technology weighting has been cut in half over the past three years, we view this sector as still having some excellent prospects for growth as the global economies recover. Continuing our investment philosophy of investing in market-leading companies that we believe offer above average growth or value will be paramount to our ability to provide competitive returns.

We appreciate your ongoing support of Morgan Stanley Market Leader Trust and look forward to continuing to serve your investment needs.


Very truly yours,


/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin
Charles A. Fiumefreddo                   Mitchell M. Merin
Chairman of the Board                    President and CEO

MORGAN STANLEY MARKET LEADER TRUST
ANNUAL HOUSEHOLDING NOTICE o AUGUST 31, 2002


To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

MORGAN STANLEY MARKET LEADER TRUST
FUND PERFORMANCE o AUGUST 31, 2002
GROWTH OF $10,000 - CLASS B
($ IN THOUSANDS)

    Date                    Total                    S&P 500(4)
    ----                    -----                    ----------
April 28, 1997             $10,000                   $10,000
May 31, 1997               $10,350                   $10,995
August 31, 1997            $10,810                   $11,706
November 30, 1997          $10,880                   $12,488
February 28, 1998          $11,866                   $13,770
May 31, 1998               $12,088                   $14,369
August 31, 1998            $9,767                    $12,654
November 30, 1998          $11,916                   $15,442
February 28, 1999          $13,551                   $16,486
May 31, 1999               $14,671                   $17,390
August 31, 1999            $15,226                   $17,693
November 30, 1999          $17,527                   $18,669
February 29, 2000          $20,454                   $18,420
May 31, 2000               $19,957                   $19,211
August 31, 2000            $22,284                   $20,578
November 30, 2000          $18,223                   $17,879
February 28, 2001          $17,614                   $16,908
May 31, 2001               $17,873                   $17,182
August 31, 2001            $15,230                   $15,560
November 30, 2001          $15,101                   $15,696
February 28, 2002          $14,356                   $15,302
May 31, 2002               $13,709                   $14,806
August 31, 2002            $11,463(3)                $12,763

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.


          AVERAGE ANNUAL TOTAL RETURNS - PERIOD ENDED AUGUST 31, 2002
--------------------------------------------------------------------------------

                                 CLASS A SHARES*
--------------------------------------------------------------------------------
1 Year                        (23.45)%(1)   (27.47)%(2)
5 Years                         2.14 %(1)     1.04 %(2)
Since Inception (7/28/97)       1.95 %(1)     0.88 %(2)

                                CLASS B SHARES**
--------------------------------------------------------------------------------
1 Year                        (24.08)%(1)   (27.88)%(2)
5 Years                         1.36 %(1)     0.98 %(2)
Since Inception (4/28/97)       2.76 %(1)     2.59 %(2)


                                CLASS C SHARES+
--------------------------------------------------------------------------------
1 Year                        (24.10)%(1)   (24.86)%(2)
5 Years                         1.42 %(1)     1.42 %(2)
Since Inception (7/28/97)       1.22 %(1)     1.22 %(2)

                               CLASS D SHARES++
--------------------------------------------------------------------------------
1 Year                        (23.33)%(1)
5 Years                         2.40 %(1)
Since Inception (7/28/97)       2.21 %(1)

------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3) Closing value after the deduction of a 1% contingent deferred sales charge, assuming a complete redemption on August 31, 2002.
(4) The Standard and Poor's 500 Index (S&P 500(Reg. TM)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
*    The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
+ The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.
++   Class D has no sales charge.

MORGAN STANLEY MARKET LEADER TRUST
PORTFOLIO OF INVESTMENTS o AUGUST 31, 2002

  NUMBER OF
   SHARES                                                        VALUE
--------------------------------------------------------------------------------
                       Common Stocks (90.8%)
                       Basic Materials
                       Other Metals/Minerals (1.6%)
  215,000              Phelps Dodge Corp. ................   $  6,946,650
                                                             ------------
                       Precious Metals (1.7%)
  245,000              Newmont Mining Corp.
                         Holding Co. .......................      6,980,050
                                                             ------------
                       Pulp & Paper (0.6%)
   60,000              Bowater, Inc. .....................      2,452,800
                                                             ------------
                       Total Basic Materials .............     16,379,500
                                                             ------------
                       Capital Goods
                       Home Building (1.0%)
   77,000              Lennar Corp. ......................      4,065,600
                                                             ------------
                       Home Improvement Chains (1.3%)
  162,100              Home Depot, Inc. (The) ............      5,337,953
                                                             ------------
                       Industrial Conglomerates (4.0%)
  400,900              General Electric Co. ..............     12,087,135
   82,400              United Technologies Corp. .........      4,893,736
                                                             ------------
                                                               16,980,871
                                                             ------------
                       Industrial Machinery (2.1%)
   87,000              Flowserve Corp.* ..................      1,594,710
  205,800              Roper Industries, Inc. ............      7,151,550
                                                             ------------
                                                                8,746,260
                                                             ------------
                       Industrial Specialties (0.7%)
   86,000              Millipore Corp. ...................      3,034,940
                                                             ------------
                       Trucks/Construction/Farm
                         Machinery (0.5%)
   50,000              Deere & Co. .......................      2,296,000
                                                             ------------
                       Total Capital Goods ...............     40,461,624
                                                             ------------
                       Consumer Non-Durables
                       Food: Major Diversified (1.5%)
  160,000              PepsiCo, Inc. .....................      6,328,000
                                                             ------------
                       Tobacco (3.5%)
  295,000              Philip Morris Companies, Inc. .....     14,750,000
                                                             ------------
                       Total Consumer Non-Durables             21,078,000
                                                             ------------
                       Energy
                       Contract Drilling (2.3%)
  320,000              Noble Corp.* ......................      9,942,400
                                                             ------------

  NUMBER OF
   SHARES                                                        VALUE
--------------------------------------------------------------------------------
                       Integrated Oil (2.3%)
  172,000              Conoco Inc. .......................   $  4,222,600
  195,000              Encana Corp. (Canada) .............      5,733,000
                                                             ------------
                                                                9,955,600
                                                             ------------
                       Oil & Gas Production (1.3%)
   60,800              Apache Corp. ......................      3,347,648
   47,000              Devon Energy Corp. ................      2,209,000
                                                             ------------
                                                                5,556,648
                                                             ------------
                       Oil Refining/Marketing (1.0%)
  132,000              Valero Energy Corp. ...............      4,286,040
                                                             ------------
                       Oilfield Services/Equipment (2.1%)
  320,000              Baker Hughes Inc. .................      8,800,000
                                                             ------------
                       Total Energy ......................     38,540,688
                                                             ------------
                       Entertainment & Leisure
                       Cable/Satellite TV (1.5%)
  262,000              Comcast Corp. (Class A
                         Special)* .......................      6,243,460
                                                             ------------
                       Media Conglomerates (2.0%)
  210,000              Viacom, Inc. (Class B)* ...........      8,547,000
                                                             ------------
                       Restaurants (0.8%)
   85,700              McDonald's Corp. ..................      2,036,232
   35,000              Wendy's International, Inc. .......      1,249,850
                                                             ------------
                                                                3,286,082
                                                             ------------
                       Total Entertainment & Leisure......     18,076,542
                                                             ------------
                       Financial Services
                       Finance/Rental/Leasing (6.1%)
  246,000              Fannie Mae ........................     18,641,880
   80,000              SLM Corp. .........................      7,332,000
                                                             ------------
                                                               25,973,880
                                                             ------------
                       Financial Conglomerates (3.0%)
  287,666              Citigroup, Inc. ...................      9,421,062
  117,000              J.P. Morgan Chase & Co. ...........      3,088,800
                                                             ------------
                                                               12,509,862
                                                             ------------
                       Financial Publishing/
                         Services (1.2%)
  210,000              SunGard Data Systems Inc.*.........      5,176,500
                                                             ------------

                        See Notes to Financial Statements

MORGAN STANLEY MARKET LEADER TRUST
PORTFOLIO OF INVESTMENTS o AUGUST 31, 2002 continued

   NUMBER OF
    SHARES                                                       VALUE
--------------------------------------------------------------------------------
                       Investment Banks/Brokers (3.1%)
    229,000            Lehman Brothers Holdings,
                         Inc. ............................   $ 13,055,290
                                                             ------------
                       Investment Trusts/Mutual
                         Funds (0.6%)
     55,000            iShares Nasdaq
                         Biotechnology Index Fund ........      2,695,000
                                                             ------------
                       Major Banks (2.3%)
    280,000            Bank of New York Co., Inc.
                         (The) ...........................      9,842,000
                                                             ------------
                       Multi-Line Insurance (2.6%)
    178,500            American International Group,
                         Inc.** ..........................     11,209,800
                                                             ------------
                       Property - Casualty Insurers (1.0%)
     60,000            XL Capital Ltd. (Class A)
                         (Bermuda) .......................      4,416,600
                                                             ------------
                       Total Financial Services ..........     84,878,932
                                                             ------------
                       Healthcare
                       Biotechnology (0.8%)
    105,000            Genentech, Inc.* ..................      3,442,950
                                                             ------------
                       Hospital/Nursing
                         Management (2.0%)
    185,000            HCA Inc. ..........................      8,611,750
                                                             ------------
                       Managed Health Care (1.4%)
    137,000            Aetna Inc. ........................      5,837,570
                                                             ------------
                       Pharmaceuticals: Major (10.1%)
    181,000            Johnson & Johnson .................      9,830,110
    237,200            Merck & Co., Inc. .................     11,983,344
    463,700            Pfizer, Inc. ......................     15,339,196
    130,500            Wyeth .............................      5,585,400
                                                             ------------
                                                               42,738,050
                                                             ------------
                       Pharmaceuticals: Other (1.4%)
    100,000            Allergan, Inc. ....................      5,872,000
                                                             ------------
                       Services to the Health
                         Industry (1.6%)
    210,000            Laboratory Corp. of America
                         Holdings* .........................      6,604,500
                                                             ------------
                       Total Healthcare ..................     73,106,820
                                                             ------------

   NUMBER OF
    SHARES                                                       VALUE
--------------------------------------------------------------------------------
                       Retail
                       Discount Stores (4.8%)
    250,000            Target Corp. ......................   $  8,550,000
    220,000            Wal-Mart Stores, Inc. .............     11,765,600
                                                             ------------
                                                               20,315,600
                                                             ------------
                       Technology
                       Computer Communications (1.7%)
    506,000            Cisco Systems, Inc.* ..............      6,992,920
                                                             ------------
                       Computer Peripherals (0.5%)
     42,000            Lexmark International, Inc. *......      1,982,400
                                                             ------------
                       Computer Processing
                         Hardware (0.4%)
    593,000            Concurrent Computer Corp.*.........      1,666,330
                                                             ------------
                       Packaged Software (4.3%)
    260,000            Microsoft Corp.* ..................     12,760,800
    232,000            Network Associates, Inc.* .........      3,016,000
     60,000            SAP AG (ADR) (Germany) ............      1,155,000
     92,000            VERITAS Software Corp.* ...........      1,489,480
                                                             ------------
                                                               18,421,280
                                                             ------------
                       Semiconductors (2.2%)
    184,000            Intel Corp. .......................      3,067,280
    404,800            Taiwan Semiconductor
                         Manufacturing Co. Ltd.
                         (ADR) (Taiwan)* .................      3,307,216
    145,000            Texas Instruments, Inc. ...........      2,856,500
                                                             ------------
                                                                9,230,996
                                                             ------------
                       Total Technology ..................     38,293,926
                                                             ------------
                       Telecommunications
                       Broadcasting (1.0%)
    127,000            Clear Channel
                         Communications, Inc.* ...........      4,340,860
                                                             ------------
                       Major Telecommunications (1.2%)
    126,000            SBC Communications, Inc. ..........      3,117,240
     70,000            Verizon Communications Inc.........      2,170,000
                                                             ------------
                                                                5,287,240
                                                             ------------
                       Telecommunication
                         Equipment (1.9%)
    200,000            Motorola, Inc. ....................      2,400,000
    435,000            Nokia Corp. (ADR) (Finland) .......      5,781,150
                                                             ------------
                                                                8,181,150
                                                             ------------

                        See Notes to Financial Statements

MORGAN STANLEY MARKET LEADER TRUST
PORTFOLIO OF INVESTMENTS o AUGUST 31, 2002 continued


  NUMBER OF
   SHARES                                                  VALUE
--------------------------------------------------------------------------------
               Wireless Telecommunications (0.3%)
   317,000     Sprint Corp. (PCS Group)* ..........   $  1,255,320
                                                      ------------
               Total Telecommunications ...........     19,064,570
                                                      ------------
               Transportation
               Airlines (1.0%)
   310,000     Southwest Airlines Co. .............      4,405,100
                                                      ------------
               Railroads (2.5%)
   305,000     CSX Corp. ..........................     10,623,150
                                                      ------------
               Total Transportation ...............     15,028,250
                                                      ------------
               Total Common Stocks
               (Cost $449,778,357) ................    385,224,452
                                                       -----------
 PRINCIPAL
 AMOUNT IN
 THOUSANDS
-----------
               Convertible Bond (0.1%)
               Wireless Telecommunications
$     850      Nextel Communications, Inc.
               5.25% due 01/15/10
               (Cost $996,625) .....................       544,000
                                                      ------------
               Short-Term Investment (9.3%)
               Repurchase Agreement
   39,635      Joint repurchase agreement
               account 1.875% due
               09/03/02 (dated
               08/30/02; proceeds
               $39,643,257) (a)
               (Cost $39,635,000)...................    39,635,000
                                                      ------------
                                                           VALUE
                                                      ------------
Total Investments
(Cost $490,409,982) (b) ............   100.2 %        $425,403,452
Liabilities in Excess of Other
Assets .............................    (0.2)             (969,462)
                                       -------        ------------
Net Assets .........................   100.0 %        $424,433,990
                                       =======        ============

---------------------------
ADR  American Depository Receipt.
*    Non-income producing security.
** A portion of this security is segregated in connection with open futures contracts.
(a)  Collateralized by federal agency and U.S. Treasury obligations.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $20,383,553 and the aggregate gross unrealized depreciation is $85,390,083, resulting in net unrealized depreciation of $65,006,530.


Futures Contracts Open at August 31, 2002:

                       DESCRIPTION,     UNDERLYING
NUMBER OF    LONG/   DELIVERY MONTH,   FACE AMOUNT     UNREALIZED
CONTRACTS    SHORT       AND YEAR        AT VALUE     DEPRECIATION
--------------------------------------------------------------------
    79        Long   S&P 500 Index    $18,092,975   $(2,013,157)
                     September/2002


                        See Notes to Financial Statements

MORGAN STANLEY MARKET LEADER TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2002


ASSETS:
Investments in securities, at value
 (cost $490,409,982) ..............................................    $  425,403,452
Receivable for:
  Investments sold ................................................         1,605,022
  Shares of beneficial interest sold ..............................           669,970
  Dividends .......................................................           292,204
Prepaid expenses and other assets .................................            65,007
                                                                       --------------
  TOTAL ASSETS ....................................................       428,035,655
                                                                       --------------
LIABILITIES:
Payable for:
  Investments purchased ...........................................         2,442,609
  Shares of beneficial interest redeemed ..........................           532,954
  Distribution fee ................................................           284,748
  Investment management fee .......................................           269,670
Accrued expenses and other payables ...............................            71,684
                                                                       --------------
  TOTAL LIABILITIES ...............................................         3,601,665
                                                                       --------------
  NET ASSETS ......................................................    $  424,433,990
                                                                       ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital ...................................................    $  640,740,559
Net unrealized depreciation .......................................       (66,990,479)
Accumulated net investment loss ...................................           (29,208)
Accumulated net realized loss .....................................      (149,286,882)
                                                                       --------------
  NET ASSETS ......................................................    $  424,433,990
                                                                       ==============
CLASS A SHARES:
Net Assets ........................................................    $   11,998,555
Shares Outstanding (unlimited authorized, $.01 par value) .........         1,078,444
  NET ASSET VALUE PER SHARE .......................................            $11.13
                                                                               ======
  MAXIMUM OFFERING PRICE PER SHARE,
  (net asset value plus 5.54% of net asset value) .................            $11.75
                                                                               ======
CLASS B SHARES:
Net Assets ........................................................    $  315,623,174
Shares Outstanding (unlimited authorized, $.01 par value) .........        29,445,106
  NET ASSET VALUE PER SHARE .......................................            $10.72
                                                                               ======
CLASS C SHARES:
Net Assets ........................................................    $   16,667,727
Shares Outstanding (unlimited authorized, $.01 par value) .........         1,552,398
  NET ASSET VALUE PER SHARE .......................................            $10.74
                                                                               ======
CLASS D SHARES:
Net Assets ........................................................    $   80,144,534
Shares Outstanding (unlimited authorized, $.01 par value) .........         7,111,157
  NET ASSET VALUE PER SHARE .......................................            $11.27
                                                                               ======


                        See Notes to Financial Statements

MORGAN STANLEY MARKET LEADER TRUST
FINANCIAL STATEMENTS continued

STATEMENT OF OPERATIONS
For the year ended August 31, 2002


NET INVESTMENT LOSS:
Income
Dividends (net of $107,629 foreign withholding tax) .........    $    5,945,163
Interest ....................................................         1,031,685
                                                                 --------------
  TOTAL INCOME ..............................................         6,976,848
                                                                 --------------
EXPENSES
Distribution fee (Class A shares) ...........................            31,134
Distribution fee (Class B shares) ...........................         4,284,811
Distribution fee (Class C shares) ...........................           210,939
Investment management fee ...................................         4,073,689
Transfer agent fees and expenses ............................           872,186
Registration fees ...........................................            85,618
Shareholder reports and notices .............................            81,975
Professional fees ...........................................            52,750
Custodian fees ..............................................            25,039
Trustees' fees and expenses .................................            12,163
Organizational expenses .....................................             6,056
Other .......................................................            11,776
                                                                 --------------
  TOTAL EXPENSES ............................................         9,748,136
                                                                 --------------
  NET INVESTMENT LOSS .......................................        (2,771,288)
                                                                 --------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain/loss on:
  Investments ...............................................      (132,839,014)
  Futures contracts .........................................        (2,314,572)
  Foreign exchange transactions .............................             4,281
                                                                 --------------
  NET REALIZED LOSS .........................................      (135,149,305)
                                                                 --------------
Net change in unrealized depreciation on:
  Investments ...............................................        (5,967,702)
  Futures contracts .........................................        (2,013,157)
                                                                 --------------
  NET DEPRECIATION ..........................................        (7,980,859)
                                                                 --------------
  NET LOSS ..................................................      (143,130,164)
                                                                 --------------
NET DECREASE ................................................    $ (145,901,452)
                                                                 ==============

                        See Notes to Financial Statements

MORGAN STANLEY MARKET LEADER TRUST
FINANCIAL STATEMENTS continued

STATEMENT OF CHANGES IN NET ASSETS

                                                                                    FOR THE YEAR     FOR THE YEAR
                                                                                       ENDED             ENDED
                                                                                  AUGUST 31, 2002   AUGUST 31, 2001
                                                                                 ----------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss ............................................................  $   (2,771,288)   $   (3,232,274)
Net realized loss ..............................................................    (135,149,305)      (13,160,015)
Net change in unrealized depreciation ..........................................      (7,980,859)     (224,998,124)
                                                                                  --------------    --------------
  NET DECREASE .................................................................    (145,901,452)     (241,390,413)
                                                                                  --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A shares .................................................................               -          (193,799)
Class B shares .................................................................               -       (10,633,172)
Class C shares .................................................................               -          (470,267)
Class D shares .................................................................               -          (909,655)
                                                                                  --------------    --------------
  TOTAL DISTRIBUTIONS ..........................................................               -       (12,206,893)
                                                                                  --------------    --------------
Net increase from transactions in shares of beneficial interest ................       3,413,521       165,554,705
                                                                                  --------------    --------------
  NET DECREASE .................................................................    (142,487,931)      (88,042,601)
NET ASSETS:
Beginning of period ............................................................     566,921,921       654,964,522
                                                                                  --------------    --------------
END OF PERIOD
(Including accumulated net investment losses of $29,208, and $26, respectively)   $  424,433,990    $  566,921,921
                                                                                  ==============    ==============


                        See Notes to Financial Statements

MORGAN STANLEY MARKET LEADER TRUST
NOTES TO FINANCIAL STATEMENTS o AUGUST 31, 2002

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Market Leader Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by investing at least 65% of its assets in equity securities issued by companies that are established leaders in their respective fields in growing industries in domestic and foreign markets. The Fund was organized as a Massachusetts business trust on November 4, 1996 and commenced operations on April 28, 1997. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (5) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations

MORGAN STANLEY MARKET LEADER TRUST
NOTES TO FINANCIAL STATEMENTS o AUGUST 31, 2002 continued

by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (6) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. JOINT REPURCHASE AGREEMENT ACCOUNT - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or federal agency obligations.

D. MULTIPLE CLASS ALLOCATIONS - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FUTURES CONTRACTS - A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirement of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract which is known as variation margin. Such receipts or payments are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. FOREIGN CURRENCY TRANSLATION - The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates

MORGAN STANLEY MARKET LEADER TRUST
NOTES TO FINANCIAL STATEMENTS o AUGUST 31, 2002 continued


prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

G. FORWARD FOREIGN CURRENCY CONTRACTS - The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

H. FEDERAL INCOME TAX STATUS - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

I. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

J. ORGANIZATIONAL EXPENSES - The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $71,000, of which approximately $70,000 have been reimbursed. The balance was absorbed by the Investment Manager. Such expenses have been fully amortized as of April 27, 2002.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net

MORGAN STANLEY MARKET LEADER TRUST
NOTES TO FINANCIAL STATEMENTS o AUGUST 31, 2002 continued

assets of the Fund determined as of the close of each business day: 0.75% to the portion of daily net assets not exceeding $1 billion and 0.725% to the portion of daily net assets in excess of $1 billion.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $12,887,575 at August 31, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended August 31, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended August 31, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $1,097,610 and $5,875, respectively and received $64,644 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended August 31, 2002 aggregated $380,191,151 and $367,014,129, respectively. Included in the aforementioned are purchases of $2,329,000 with other Morgan Stanley funds.

MORGAN STANLEY MARKET LEADER TRUST
NOTES TO FINANCIAL STATEMENTS o AUGUST 31, 2002 continued

For the year ended August 31, 2002, the Fund incurred brokerage commissions with Morgan Stanley DW Inc., an affiliate of the Investment Manager and Distributor, of $5,634 for portfolio transactions executed on behalf of the Fund.

For the year ended August 31, 2002, the Fund incurred brokerage commissions of $137,089 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At August 31, 2002, the Fund had transfer agent fees and expenses payable of approximately $5,420.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                        FOR THE YEAR                        FOR THE YEAR
                                                            ENDED                               ENDED
                                                       AUGUST 31, 2002                     AUGUST 31, 2001
                                             ----------------------------------   ---------------------------------
                                                  SHARES             AMOUNT           SHARES           AMOUNT
                                             ----------------  ----------------- ---------------  ----------------
CLASS A SHARES
Sold ......................................         866,261     $   12,078,399         881,913     $   15,427,127
Reinvestment of distributions .............               -                  -          10,363            185,605
Redeemed ..................................        (509,679)        (6,739,775)       (759,348)       (13,217,437)
                                                -----------     --------------      ----------     --------------
Net increase - Class A ....................         356,582          5,338,624         132,928          2,395,295
                                                -----------     --------------      ----------     --------------
CLASS B SHARES
Sold ......................................       8,223,363        110,561,234      13,917,049        243,732,431
Reinvestment of distributions .............               -                  -         559,255          9,775,788
Redeemed ..................................     (12,086,081)      (151,443,740)     (8,300,237)      (137,132,408)
                                                -----------     --------------      ----------     --------------
Net increase (decrease) - Class B .........      (3,862,718)       (40,882,506)      6,176,067        116,375,811
                                                -----------     --------------      ----------     --------------
CLASS C SHARES
Sold ......................................         572,267          7,595,805         861,400         15,160,475
Reinvestment of distributions .............               -                  -          25,096            439,676
Redeemed ..................................        (596,346)        (7,500,261)       (386,941)        (6,419,193)
                                                -----------     --------------      ----------     --------------
Net increase (decrease) - Class C .........         (24,079)            95,544         499,555          9,180,958
                                                -----------     --------------      ----------     --------------
CLASS D SHARES
Sold ......................................       5,556,719         75,881,081       3,251,111         56,137,325
Reinvestment of distributions .............               -                  -          46,069            832,474
Redeemed ..................................      (2,792,988)       (37,019,222)     (1,153,104)       (19,367,158)
                                                -----------     --------------      ----------     --------------
Net increase - Class D ....................       2,763,731         38,861,859       2,144,076         37,602,641
                                                -----------     --------------      ----------     --------------
Net increase (decrease) in Fund ...........        (766,484)    $    3,413,521       8,952,626     $  165,554,705
                                                ===========     ==============      ==========     ==============

MORGAN STANLEY MARKET LEADER TRUST
NOTES TO FINANCIAL STATEMENTS o AUGUST 31, 2002 continued

6. FEDERAL INCOME TAX STATUS

At August 31, 2002, the Fund had a net capital loss carryover of approximately $52,225,000 of which $1,989,000 will be available through August 31, 2009 and $50,236,000 will be available through August 31, 2010 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $98,078,000 during fiscal 2002.

As of August 31, 2002, the Fund had temporary book/tax differences primarily attributable to post-October losses, mark-to-market of open futures contracts, capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $2,776,731, accumulated net realized loss was credited $19,368 and accumulated net investment loss was credited $2,757,363.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures contracts ("futures contracts").

Forward contracts and futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At August 31, 2002, there were outstanding futures contracts and no outstanding forward contracts.

MORGAN STANLEY MARKET LEADER TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                          FOR THE YEAR ENDED AUGUST 31,
                                                           ----------------------------------------------------------
                                                            2002          2001         2000        1999        1998
                                                           -------       -------      -------     -------     -------
CLASS A SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................   $ 14.54       $ 21.53      $ 15.29     $  9.73     $ 10.82
                                                           -------       -------      -------     -------     -------
Income (loss) from investment operations:
 Net investment income (loss)++ ........................      0.01          0.03         0.02       (0.05)      (0.01)
 Net realized and unrealized gain (loss) ...............     (3.42)        (6.67)        7.05        5.61       (0.96)
                                                           -------       -------      -------     -------     -------
Total income (loss) from investment operations .........     (3.41)        (6.64)        7.07        5.56       (0.97)
                                                           -------       -------      -------     -------     -------
Less dividends and distributions from:
 Net investment income .................................         -             -            -           -       (0.06)
 Net realized gain .....................................         -         (0.35)       (0.83)          -       (0.06)
                                                           -------       -------      -------     -------     -------
Total dividends and distributions ......................         -         (0.35)       (0.83)          -       (0.12)
                                                           -------       -------      -------     -------     -------
Net asset value, end of period .........................   $ 11.13       $ 14.54      $ 21.53     $ 15.29     $  9.73
                                                            =======       =======      =======     =======     =======

TOTAL RETURN+ ..........................................    (23.45)%      (31.16)%      47.49%      57.14 %     (8.98)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses ...............................................      1.20 %        1.13 %       1.18%       1.23 %      1.31 %
Net investment income (loss) ...........................      0.09 %        0.17 %       0.08%      (0.14)%     (0.06)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................   $11,999       $10,498      $12,677        $971      $  319
Portfolio turnover rate ................................        75 %          60 %         86%         83 %        68 %

------------
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        See Notes to Financial Statements

MORGAN STANLEY MARKET LEADER TRUST
FINANCIAL HIGHLIGHTS continued

                                                                         FOR THE YEAR ENDED AUGUST 31,
                                                        ----------------------------------------------------------------
                                                          2002          2001          2000          1999          1998
                                                        --------      --------      --------      --------      --------
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...............    $  14.12      $  21.07      $  15.09      $   9.68      $  10.81
                                                        --------      --------      --------      --------      --------
Income (loss) from investment operations:
 Net investment loss++  ............................       (0.09)        (0.10)        (0.13)        (0.12)        (0.09)
 Net realized and unrealized gain (loss) ...........       (3.31)        (6.50)         6.94          5.53         (0.95)
                                                        --------      --------      --------      --------      --------
Total income (loss) from investment operations .....       (3.40)        (6.60)         6.81          5.41         (1.04)
                                                        --------      --------      --------      --------      --------
Less dividends and distributions from:
 Net investment income .............................           -             -             -             -         (0.03)
 Net realized gain .................................           -         (0.35)        (0.83)            -         (0.06)
                                                        --------      --------      --------      --------      --------
Total dividends and distributions ..................           -         (0.35)        (0.83)            -         (0.09)
                                                        --------      --------      --------      --------      --------
Net asset value, end of period .....................    $  10.72      $  14.12      $  21.07      $  15.09      $   9.68
                                                        ========      ========      ========      ========      ========

TOTAL RETURN+ ......................................      (24.08)%      (31.65)%       46.35 %       55.89 %       (9.65)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses ...........................................        1.96 %        1.92 %        1.93 %        1.99 %        2.06 %
Net investment loss ................................       (0.67)%       (0.62)%       (0.67)%       (0.90)%       (0.81)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ............    $315,623      $470,236      $571,733      $189,534      $116,693
Portfolio turnover rate ............................          75 %          60 %          86 %          83 %          68 %

------------
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        See Notes to Financial Statements

MORGAN STANLEY MARKET LEADER TRUST
FINANCIAL HIGHLIGHTS continued

                                                                          FOR THE YEAR ENDED AUGUST 31,
                                                           --------------------------------------------------------------
                                                            2002          2001          2000         1999          1998
                                                           -------       -------       -------      -------       -------
CLASS C SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................   $ 14.15       $ 21.11       $ 15.12      $  9.67       $ 10.81
                                                           -------       -------       -------      -------       -------
Income (loss) from investment operations:
 Net investment loss++ .................................     (0.09)        (0.10)        (0.12)       (0.09)        (0.10)
 Net realized and unrealized gain (loss) ...............     (3.32)        (6.51)         6.94         5.54         (0.94)
                                                           -------       -------       -------      -------       -------
Total income (loss) from investment operations .........     (3.41)        (6.61)         6.82         5.45         (1.04)
                                                           -------       -------       -------      -------       -------
Less dividends and distributions from:
 Net investment income .................................         -             -             -            -         (0.04)
 Net realized gain .....................................         -         (0.35)        (0.83)           -         (0.06)
                                                           -------       -------       -------      -------       -------
Total dividends and distributions ......................         -         (0.35)        (0.83)           -         (0.10)
                                                           -------       -------       -------      -------       -------
Net asset value, end of period .........................   $ 10.74       $ 14.15       $ 21.11      $ 15.12       $  9.67
                                                           =======       =======       =======      =======       =======

TOTAL RETURN+ ..........................................    (24.10)%      (31.64)%       46.33 %      56.36 %       (9.63)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses ...............................................      1.96 %        1.92 %        1.93 %       1.75 %        2.06 %
Net investment loss ....................................     (0.67)%       (0.62)%       (0.67)%      (0.66)%       (0.81)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................   $16,668       $22,299       $22,736       $2,723        $  937
Portfolio turnover rate ................................        75 %          60 %          86 %         83 %          68 %

------------

++ The per share amounts were computed using an average number of shares outstanding during the period.

+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        See Notes to Financial Statements

MORGAN STANLEY MARKET LEADER TRUST
FINANCIAL HIGHLIGHTS continued

                                                                          FOR THE YEAR ENDED AUGUST 31,
                                                           --------------------------------------------------------------
                                                             2002          2001          2000          1999         1998
                                                           -------       -------       -------       -------      -------
CLASS D SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................   $ 14.70       $ 21.70       $ 15.37       $  9.74      $ 10.82
                                                           -------       -------       -------       -------      -------
Income (loss) from investment operations:
 Net investment income++ ...............................      0.04          0.07          0.08             -            -
 Net realized and unrealized gain (loss) ...............     (3.47)        (6.72)         7.08          5.63        (0.95)
                                                           -------       -------       -------       -------      -------
Total income (loss) from investment operations .........     (3.43)        (6.65)         7.16          5.63        (0.95)
                                                           -------       -------       -------       -------      -------
Less dividends and distributions from:
 Net investment income .................................         -             -             -             -        (0.07)
 Net realized gain .....................................         -         (0.35)        (0.83)            -        (0.06)
                                                           -------       -------       -------       -------      -------
Total dividends and distributions ......................         -         (0.35)        (0.83)            -        (0.13)
                                                           -------       -------       -------       -------      -------
Net asset value, end of period .........................   $ 11.27       $ 14.70       $ 21.70       $ 15.37      $  9.74
                                                           =======       =======       =======       =======      =======

TOTAL RETURN+ ..........................................    (23.33)%      (30.96)%       47.84%        57.80%       (8.81)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses ...............................................      0.96 %        0.92 %        0.93%         0.99%        1.06 %
Net investment income ..................................      0.33 %        0.38 %        0.33%         0.10%        0.19 %

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................   $80,145       $63,888       $47,819          $554       $2,459
Portfolio turnover rate ................................        75 %          60 %          86%           83%          68 %

------------
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        See Notes to Financial Statements

MORGAN STANLEY MARKET LEADER TRUST
INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MORGAN STANLEY MARKET LEADER TRUST:


We have audited the accompanying statement of assets and liabilities of Morgan Stanley Market Leader Trust (the "Fund"), including the portfolio of investments, as of August 31, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Market Leader Trust as of August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
October 8, 2002

Morgan Stanley Market Leader Trust
Trustee and Officer Information

INDEPENDENT TRUSTEES:

                                                                                                                         NUMBER OF
                                                         TERM OF                                                       PORTFOLIOS IN
                                                       OFFICE AND                                                          FUND
                                       POSITION(S)      LENGTH OF                                                         COMPLEX
       NAME, AGE AND ADDRESS OF         HELD WITH         TIME                                                           OVERSEEN
         INDEPENDENT TRUSTEE            REGISTRANT       SERVED*        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    BY TRUSTEE**
------------------------------------- ------------- ---------------- ------------------------------------------------ --------------
Michael Bozic (61)                    Trustee       Since            Retired; Director or Trustee of the Morgan              129
c/o Mayer, Brown, Rowe & Maw                        April 1994       Stanley Funds and the TCW/DW Term Trusts;
Counsel to the Independent Trustees                                  formerly Vice Chairman of Kmart Corporation
1675 Broadway                                                        (December 1998-October 2000), Chairman and
New York, NY                                                         Chief Executive Officer of Levitz Furniture
                                                                     Corporation (November 1995-November 1998)
                                                                     and President and Chief Executive Officer
                                                                     of Hills Department Stores (May 1991-July
                                                                     1995); formerly variously Chairman, Chief
                                                                     Executive Officer, President and Chief
                                                                     Operating Officer (1987-1991) of the Sears
                                                                     Merchandise Group of Sears, Roebuck & Co.

Edwin J. Garn (69)                    Trustee       Since            Director or Trustee of the Morgan Stanley               129
c/o Summit Ventures LLC                             January 1993     Funds and the TCW/DW Term Trusts; formerly
1 Utah Center                                                        United States Senator (R-Utah) (1974-1992)
201 S. Main Street                                                   and Chairman, Senate Banking Committee
Salt Lake City, UT                                                   (1980-1986); formerly Mayor of Salt Lake City,
                                                                     Utah (1971-1974); formerly Astronaut,
                                                                     Space Shuttle Discovery (April 12-19,
                                                                     1985); Vice Chairman, Huntsman Corporation
                                                                     (chemical company); member of the Utah
                                                                     Regional Advisory Board of Pacific Corp.




Wayne E. Hedien (68)                  Trustee       Since            Retired; Director or Trustee of the Morgan              129
c/o Mayer, Brown, Rowe & Maw                        September 1997   Stanley Funds and the TCW/DW Term Trusts;
Counsel to the Independent Trustees                                  formerly associated with the Allstate
1675 Broadway                                                        Companies (1966-1994), most recently as
New York, NY                                                         Chairman of The Allstate Corporation
                                                                     (March 1993-December 1994) and Chairman
                                                                     and Chief Executive Officer of its
                                                                     wholly-owned subsidiary, Allstate
                                                                     Insurance Company (July 1989-December
                                                                     1994).


       NAME, AGE AND ADDRESS OF
         INDEPENDENT TRUSTEE                 OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------- ------------------------------------------------
Michael Bozic (61)                    Director of Weirton Steel Corporation.
c/o Mayer, Brown, Rowe & Maw
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Edwin J. Garn (69)                    Director of Franklin Covey (time management
c/o Summit Ventures LLC               systems), BMW Bank of North America, Inc.
1 Utah Center                         (industrial loan corporation), United Space
201 S. Main Street                    Alliance (joint venture between Lockheed Martin
Salt Lake City, UT                    and the Boeing Company) and Nuskin Asia
                                      Pacific (multilevel marketing); member of
                                      the board of various civic and charitable
                                      organizations.

Wayne E. Hedien (68)                  Director of The PMI Group Inc. (private
c/o Mayer, Brown, Rowe & Maw          mortgage insurance); Trustee and Vice
Counsel to the Independent Trustees   Chairman of The Field Museum of Natural
1675 Broadway                         History; director of various other business and
New York, NY                          charitable organizations.

MORGAN STANLEY MARKET LEADER TRUST
TRUSTEE AND OFFICER INFORMATION continued

                                                                                                                       NUMBER OF
                                                         TERM OF                                                     PORTFOLIOS IN
                                                       OFFICE AND                                                        FUND
                                         POSITION(S)    LENGTH OF                                                       COMPLEX
        NAME, AGE AND ADDRESS OF          HELD WITH       TIME                                                         OVERSEEN
          INDEPENDENT TRUSTEE             REGISTRANT     SERVED*      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    BY TRUSTEE**
--------------------------------------- ------------- ------------ ------------------------------------------------ --------------
Dr. Manuel H. Johnson (53)              Trustee       Since        Chairman of the Audit Committee and Director          129
c/o Johnson Smick International, Inc.                 July 1991    or Trustee of the Morgan Stanley Funds and the
1133 Connecticut Avenue, N.W.                                      TCW/DW Term Trusts; Senior Partner, Johnson
Washington, D.C.                                                   Smick International, Inc., a consulting firm;
                                                                   Co-Chairman and a founder of the Group
                                                                   of Seven Council (G7C), an international
                                                                   economic commission; formerly Vice
                                                                   Chairman of the Board of Governors of
                                                                   the Federal Reserve System and Assistant
                                                                   Secretary of the U.S. Treasury.


Michael E. Nugent (66)                  Trustee       Since        Chairman of the Insurance Committee and               207
c/o Triumph Capital, L.P.                             July 1991    Director or Trustee of the Morgan Stanley
237 Park Avenue                                                    Funds and the TCW/DW Term Trusts; director/
New York, NY                                                       trustee of various investment companies
                                                                   managed by Morgan Stanley Investment
                                                                   Management Inc. and Morgan Stanley
                                                                   Investments LP (since July 2001); General
                                                                   Partner, Triumph Capital, L.P., a private
                                                                   investment partnership; formerly Vice
                                                                   President, Bankers Trust Company and BT
                                                                   Capital Corporation (1984-1988).


        NAME, AGE AND ADDRESS OF
          INDEPENDENT TRUSTEE                 OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------- ----------------------------------------------
Dr. Manuel H. Johnson (53)              Director of NVR, Inc. (home construction);
c/o Johnson Smick International, Inc.   Chairman and Trustee of the Financial
1133 Connecticut Avenue, N.W.           Accounting Foundation (oversight organization
Washington, D.C.                        of the Financial Accounting Standards Board).

Michael E. Nugent (66)                  Director of various business organizations.
c/o Triumph Capital, L.P.
237 Park Avenue
New York, NY

MORGAN STANLEY MARKET LEADER TRUST
TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEES:

                                                                                                                         NUMBER OF
                                                          TERM OF                                                      PORTFOLIOS IN
                                                        OFFICE AND                                                         FUND
                                     POSITION(S)         LENGTH OF                                                        COMPLEX
   NAME, AGE AND ADDRESS OF           HELD WITH            TIME                                                          OVERSEEN
      INTERESTED TRUSTEE              REGISTRANT          SERVED*      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS     BY TRUSTEE**
------------------------------ ----------------------- ------------ ------------------------------------------------- --------------
Charles A. Fiumefreddo (69)    Chairman and Director   Since        Chairman and Director or Trustee of the                129
c/o Morgan Stanley Trust       or Trustee              July 1991    Morgan Stanley Funds and the TCW/DW Term
Harborside Financial Center,                                        Trusts; formerly Chairman, Chief Executive
Plaza Two,                                                          Officer and Director of the Investment Manager,
Jersey City, NJ                                                     the Distributor and Morgan Stanley Services,
                                                                    Executive Vice President and Director of Morgan
                                                                    Stanley DW, Chairman and Director of the Transfer
                                                                    Agent, and Director and/or officer of various
                                                                    Morgan Stanley subsidiaries (until June 1998) and
                                                                    Chief Executive Officer of the Morgan Stanley
                                                                    Funds and the TCW/DW Term Trusts (until September
                                                                    2002).

James F. Higgins (54)          Trustee                 Since        Senior Advisor of Morgan Stanley (since                129
c/o Morgan Stanley Trust                               June 2000    August 2000); Director of the Distributor and
Harborside Financial Center,                                        Dean Witter Realty Inc.; Director or Trustee of
Plaza Two,                                                          the Morgan Stanley Funds and the TCW/DW
Jersey City, NJ                                                     Term Trusts (since June 2000); previously
                                                                    President and Chief Operating Officer of the
                                                                    Private Client Group of Morgan Stanley (May
                                                                    1999-August 2000), President and Chief Operating
                                                                    Officer of Individual Securities of Morgan
                                                                    Stanley (February 1997-May 1999).

Philip J. Purcell (58)         Trustee                 Since        Director or Trustee of the Morgan Stanley              129
1585 Broadway                                          April 1994   Funds and the TCW/DW Term Trusts; Chairman
New York, NY                                                        of the Board of Directors and Chief Executive
                                                                    Officer of Morgan Stanley and Morgan Stanley DW;
                                                                    Director of the Distributor; Chairman of the
                                                                    Board of Directors and Chief Executive Officer of
                                                                    Novus Credit Services Inc.; Director and/or
                                                                    officer of various Morgan Stanley subsidiaries.

   NAME, AGE AND ADDRESS OF
      INTERESTED TRUSTEE            OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------ --------------------------------------------
Charles A. Fiumefreddo (69)    None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (54)          None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (58)         Director of American Airlines, Inc. and its
1585 Broadway                  parent company, AMR Corporation.
New York, NY

------------
* Each Trustee serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).

Morgan Stanley Market Leader Trust
Trustee and Officer Information continued

Officers:





                                                       TERM OF
                                                      OFFICE AND
                                  POSITION(S)         LENGTH OF
   NAME, AGE AND ADDRESS OF        HELD WITH             TIME
      EXECUTIVE OFFICER            REGISTRANT          SERVED*                PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------- ------------------- ----------------- ----------------------------------------------------------------
Mitchell M. Merin (49)        President and       President since   President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas   Chief Executive     May 1999 and      Investment Management (since December 1998); President, Director
New York, NY                  Officer             Chief Executive   (since April 1997) and Chief Executive Officer (since June 1998)
                                                  Officer since     of the Investment Manager and Morgan Stanley Services; Chairman,
                                                  September 2002    Chief Executive Officer and Director of the Distributor (since
                                                                    June 1998); Chairman (since June 1998) and Director (since
                                                                    January 1998) of the Transfer Agent; Director of various Morgan
                                                                    Stanley subsidiaries; President (since May 1999) and Chief
                                                                    Executive Officer (since September 2002) of the Morgan Stanley
                                                                    Funds and TCW/DW Term Trusts; Trustee of various Van Kampen investment companies (since December 1999); previously Chief
                                                                    Strategic Officer of the Investment Manager and Morgan Stanley
                                                                    Services and Executive Vice President of the Distributor (April
                                                                    1997-June 1998), Vice President of the Morgan Stanley Funds (May
                                                                    1997-April 1999), and Executive Vice President of Morgan
                                                                    Stanley.

Barry Fink (47)               Vice President,     Since             General Counsel (since May 2000) and Managing Director (since
1221 Avenue of the Americas   Secretary and       February 1997     December 2000) of Morgan Stanley Investment Management; Managing
New York, NY                  General Counsel                       Director (since December 2000), and Secretary and General
                                                                    Counsel (since February 1997) and Director (since July 1998) of the Investment Manager and Morgan Stanley Services; Assistant
                                                                    Secretary of Morgan Stanley DW; Vice President, Secretary and
                                                                    General Counsel of the Morgan Stanley Funds and TCW/DW Term
                                                                    Trusts (since February 1997); Vice President and Secretary of the Distributor; previously, Senior Vice President, Assistant
                                                                    Secretary and Assistant General Counsel of the Investment
                                                                    Manager and Morgan Stanley Services.

Thomas F. Caloia (56)         Treasurer           Since             First Vice President and Assistant Treasurer of the Investment
c/o Morgan Stanley Trust                          April 1989        Manager, the Distributor and Morgan Stanley Services; Treasurer
Harborside Financial Center,                                        of the Morgan Stanley Funds.
Plaza Two
Jersey City, NJ

Ronald E. Robison (63)        Vice President      Since             Managing Director, Chief Administrative Officer and Director
1221 Avenue of the Americas                       October 1998      (since February 1999) of the Investment Manager and Morgan
New York, NY                                                        Stanley Services and Chief Executive Officer and Director of the
                                                                    Transfer Agent; previously Managing Director of the TCW Group
                                                                    Inc.

Joseph J. McAlinden (59)      Vice President      Since             Managing Director and Chief Investment Officer of the Investment
1221 Avenue of the Americas                       July 1995         Manager, Morgan Stanley Investment Management Inc. and Morgan
New York, NY                                                        Stanley Investments LP; Director of the Transfer Agent; Chief
                                                                    Investment Officer of the Van Kampen Funds.

Francis Smith (37)            Vice President      Since             Vice President and Chief Financial Officer of the Morgan Stanley
c/o Morgan Stanley Trust      and Chief           September 2002    Funds and the TCW/DW Term Trusts (since September 2002);
Harborside Financial Center   Financial Officer                     Executive Director of the Investment Manager and Morgan Stanley
Plaza Two,                                                          Services (since December 2001). Formerly, Vice President of the
Jersey City, NJ                                                     Investment Manager and Morgan Stanley Services (August
                                                                    2000-November 2001), Senior Manager at PricewaterhouseCoopers
                                                                    LLP (January 1998--August 2000) and Associate-Fund
                                                                    Administration at BlackRock Financial Management (July
                                                                    1996--December 1997).

------------
* Each Officer serves an indefinite term, until his or her successor is elected.

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS
Charles A. Fiumefreddo
Chairman

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Chief Financial Officer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020


This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling
(800)869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

[MORGAN STANLEY LOGO]

[MORGAN STANLEY LOGO]

[GRAPHIC OMITTED]

MORGAN STANLEY
MARKET LEADER TRUST


ANNUAL REPORT
August 31, 2002


36004RPT-8335I02-AP-9/02